Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions, $ in Millions					6 Months Ended		12 Months Ended
	Mar. 03, 2025 USD ($)	Jan. 31, 2025 USD ($)	Sep. 27, 2024 USD ($) shares	Jul. 07, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	May 07, 2025	Apr. 11, 2025 USD ($)	Apr. 09, 2025	Mar. 27, 2025 USD ($)	Mar. 04, 2025 USD ($)	Jan. 13, 2025 CAD ($)	Jan. 10, 2025 USD ($)	Nov. 23, 2024 USD ($)	Sep. 17, 2024 $ / shares shares	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Stockholders equity					$ (37,916)	$ (4,042)	$ (40,537)	$ 3,746	$ 21,615										$ 40,418
Investment							10,000
Ordinary shares					$ 6,703	$ 598	2,524	5,500	243
Accrued interest non current								$ 6,129
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares							4,439,733	25,651,140	21,318,118
Number of shares, par value | $ / shares							$ 0.12	$ 0.12	$ 0.12
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Stockholders equity																$ 2,500
Investment															$ 140
Gross proceeds		$ 50,000
Enterprise value													$ 180,000	$ 120,000
Acquire percentage										80.00%		80.00%
Sell and distribute value											$ 85,000
Gross consideration for sale of business unit				$ 1.2
Proceeds from issuance of ordinary shares			$ 4,000
Accrued interest																	$ 11,000
Deferal principal for repayment																	8,900
Accrued interest non current																	$ 1,000
Non-adjusting events after reporting period [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			3,200,000															10,000,000
Number of shares, par value | $ / shares																		$ 1.25
Non-adjusting events after reporting period [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 5,000